Note 7 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]
7.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2021	December 31, 2022
Kamsarmax Two Shipping Ltd.	(a)	13,250,000	11,950,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	25,200,000	23,200,000
Eirini Shipping Ltd.	(c)	4,370,000	3,530,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	20,900,000	17,000,000
Blessed Luck Shipowners Ltd.	(e)	7,250,000	4,750,000
Areti Shipping Ltd. / Pantelis Shipping Corp.	(f)	8,400,000	2,400,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(g)	-	19,025,000
		79,370,000	81,855,000
Less: Current portion		(14,140,000)	(23,040,000)
Long-term portion		65,230,000	58,815,000
Deferred charges, current portion		190,280	181,913
Deferred charges, long-term portion		527,053	454,831
Long-term bank loans, current portion net of deferred charges		13,949,720	22,858,087
Long-term bank loans, long-term portion net of deferred charges		64,702,947	58,360,169

The future annual loan repayments are as follows:

To December 31:
2023	23,040,000
2024	14,090,000
2025	5,690,000
2026	5,710,000
Thereafter	33,325,000
Total	81,855,000

EuroDry Ltd. and Subsidiaries

Notes to consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

7.	Long-Term Bank Loans - Continued

(a)

On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V “Ekaterini”, subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023.  The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with (i) first priority mortgage over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%.

(b)

On January 27, 2021, the Company signed a term loan facility with Eurobank S.A. for an amount of up to $26,700,000, in order to refinance the existing indebtedness of M/V “Xenia” and M/V “Alexandros P.”, amounting to $22,482,000 as of the date of refinancing, and for working capital purposes, including the partial redemption of the Company’s Series B Preferred Shares. The facility was available in two tranches. The first tranche of $13,815,000 was drawn on January 27, 2021 and the second tranche of $12,885,000 was drawn on January 29, 2021 by Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. as the borrowers. The loan is payable in twenty-four consecutive quarterly instalments of $500,000 each, followed by a balloon payment of $14,700,000 to be paid together with the last installment in January 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V “Xenia” and M/V “Alexandros P.”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 for this loan.

(c)

On February 22, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited for an amount of up to $5,000,000, in order to refinance the existing indebtedness of M/V “Eirini P”, amounting to $3,300,000 as of the date of the refinancing, and for working capital purposes. An aggregate amount of $5,000,000 was drawn on February 24, 2021 by Eirini Shipping Ltd. as the borrower. The loan is payable in twenty consecutive quarterly instalments of $210,000 each, followed by a balloon payment of $800,000 to be paid together with the last installment in February 2026. The loan bears interest at LIBOR plus a margin of 3.60%. The loan is secured with the following: (i) first priority mortgage over M/V “Eirini P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $100,000 for this loan.

EuroDry Ltd. and Subsidiaries

Notes to consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

7.	Long-Term Bank Loans - Continued

(d)

On September 30, 2021, the Company signed a term loan facility with the National Bank of Greece S.A. (“NBG”) and a loan of $22,000,000 was drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. in order to refinance the existing indebtedness of M/V “Starlight”, amounting to $8,700,000 as of the date of the refinancing, and to post-delivery finance part of the acquisition cost of M/V “Good Heart”. The loan is payable in twenty four consecutive quarterly instalments, comprising four installments of $1,100,000 and eight installments of $600,000, followed by an interim balloon payment of $2,400,000 payable together with the 12th installment, then four installments of $200,000, six installments of $150,000 and two last installments of $100,000, followed by a balloon payment of $8,500,000 to be paid together with the last installment in September 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V “Starlight” and M/V “Good Heart”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $176,000 for this loan.

(e)

On August 12, 2021, the Company signed a term loan facility with Piraeus Bank S.A. and drew a loan of $8,000,000 for Blessed Luck Shipowners Ltd., in order to post-delivery finance part of the acquisition cost of M/V “Blessed Luck”. The loan is payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon payment of $3,000,000 to be paid together with the last installment in August 2024. The loan bears interest at LIBOR plus a margin of 2.70%. The loan is secured with the following: (i) first priority mortgage over M/V “Blessed Luck”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $72,000 for this loan.

(f)

On October 6, 2021, the Company signed a term loan facility with Chailease International Financial Services (Singapore) PTE. LTD. and on October 14, 2021 a loan of $9,000,000 was drawn by Areti Shipping Ltd. and Pantelis Shipping Ltd. in order to refinance the existing indebtedness of M/V “Tasos” and M/V “Pantelis”. The loan is payable in thirty-six consecutive monthly instalments, the first eighteen in the amount of $300,000 and the next eighteen in the amount of $200,000 each. The loan bears interest at LIBOR plus a margin of 3.50%. In October 2022, the Company sold M/V “Pantelis” used as a collateral to the loan. The amount of $2,850,000 was prepaid and the vessel was released from its mortgage. Following the above prepayment, the monthly principal installments were reduced to $150,000 until April 2023, followed by eighteen monthly instalments of $100,000 each. The loan is secured with the following: (i) first priority mortgage over M/V “Tasos”, (ii) first assignment of earnings and insurance of M/V “Tasos” and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $112,500 for this loan.

EuroDry Ltd. and Subsidiaries

Notes to consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

7.	Long-Term Bank Loans - Continued

(g)

On September 30, 2022, the Company signed a term loan facility with Piraeus Bank S.A. and a loan of $20,000,000 was drawn by Molyvos Shipping Ltd. and Santa Cruz Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Molyvos Luck and M/V “Santa Cruz”. The loan is payable in twenty consecutive quarterly installments, the first four instalments in the amount of $975,000 each and the next sixteen in the amount of $525,000 each, followed by a balloon instalment of $7,700,000, payable together with the last instalment. The loan bears interest at term Secured Overnight Financing Rate (“term SOFR”) plus credit adjustment spread plus a margin of 2.25%. The loan is secured with the following: (i) first priority mortgages over M/V “Molyvos Luck” and M/V “Santa Cruz”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $150,000 for this loan.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $2,679,940 and $3,080,863 as of December 31, 2021 and 2022, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2022, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2020, 2021 and 2022 amounted to $2,191,294, $2,040,694 and $3,622,458, respectively. No interest was capitalized for the years ended December 31, 2020, 2021 and 2022.